Acquisition of GCI - Schedule of Aggregate Purchase Price (Detail) - Seaspan [Member] - USD ($)		12 Months Ended
	Mar. 13, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash		$ 0	$ 333,600,000	$ 0
GCI [Member]
Business Acquisition [Line Items]
Cash	$ 331,900,000
Settlement of intercompany balances	41,300,000
Carrying value of previously held equity interest	61,900,000
Acquisition related transaction fees	1,900,000
Aggregate purchase price	498,050,000
GCI [Member] | Series D Preferred Shares [Member]
Business Acquisition [Line Items]
Shares value	47,200,000
GCI [Member] | Class A Common Shares [Member]
Business Acquisition [Line Items]
Shares value	$ 13,900,000